Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Accounts Payable and Accrued Liabilities [Abstract]
Schedule of Accounts Payable and Accrued Liabilities

Accounts payable and accrued liabilities consist of the following:

	December 31, 2025	December 31, 2024
	US$	US$
Trades payable	2,815,228	6,851,581
Salary payables	473,500	338,855
Total	3,288,728	7,190,436